RETIREMENT PLANS (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Retirement Plans [Abstract]
Number of defined contribution profit-sharing plans adopted (in Plans)	2
Provision for employer contributions under the second plan	$ 0
Amount of employer contributions made to the plans	$ 0	$ 0